Accrued expenses and other current liabilities (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued expenses and other current liabilities
Deposits	¥ 21,631		¥ 20,530
Salary and welfare	18,384		14,022
Rental fee payable	1,437		1,367
Professional fee	1,349		1,184
Accrued administrative expenses	1,316		2,360
Liabilities for return allowances	1,063		1,029
Vehicle fee	787		732
Payable related to employees' exercise of share-based awards	407		535
Interest payable	302		208
Internet data center fee	79		183
Others	3,290		3,835
Total	¥ 50,045	$ 7,157	¥ 45,985